Acquisitions and Divestitures - Unaudited Pro Forma Financial Information (Details) - ProAct - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenues	$ 1,385,159	$ 1,294,167
Net loss attributable to Evoqua Water	$ 2,116	$ 1,527